Short-Term Investments (Tables)	12 Months Ended
Mar. 31, 2023
Short Term Investments Explanatory [Abstract]
Schedule of Short-term Investments
	Amount	Interest rates	Maturity
Bonds	$3,802	5.50% - 13.00%	January 25, 2023 - January 16, 2025
Money market instruments	53,829
	$57,631

	Amount	Interest rates	Maturity
Bonds	$9,168	5.50% - 13.00%	April 9, 2022 - January 16, 2025
Money market instruments	90,455
	$99,623